SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2020
SEGMENTED INFORMATION
SEGMENTED INFORMATION

19.   SEGMENTED INFORMATION

The Company operates primarily in the gold mining industry and its major product is gold. Its activities include gold production, acquisition, exploration and development of gold properties. The Company’s primary mining operations are in the United States, the Russian Federation, Brazil, Chile, Ghana and Mauritania.

The reportable segments are those operations whose operating results are reviewed by the chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance provided those operations pass certain quantitative thresholds. Operations whose revenues, earnings or losses or assets exceed 10% of the total consolidated revenue, earnings or losses or assets are reportable segments.

In order to determine reportable operating segments, management reviews various factors, including geographical location and managerial structure. It was determined by management that a reportable operating segment generally consists of an individual mining property managed by a single general manager and management team.

The Kupol segment includes the Kupol and Dvoinoye mines. These two mines have been aggregated into one reportable segment as they have integrated cost structures, due to the processing of Dvoinoye ore at the Kupol mill, and other shared infrastructure such as the purchasing function.

The Corporate and other segment includes corporate, shutdown and other non-operating assets (including Chulbatkan, Kettle River-Buckhorn, La Coipa, Lobo-Marte, Maricunga, and Peak) and non-mining and other operations. These have been aggregated into one reportable segment.

Finance income, finance expense, and other income - net are managed on a consolidated basis and are not allocated to operating segments.

i.           Operating segments

The following tables set forth operating results by reportable segment for the following years:

								Non-operating
	Operating segments							segments (a)
		Round	Bald					Corporate and
Year ended December 31, 2020:	Fort Knox	Mountain	Mountain	Paracatu	Kupol	Tasiast	Chirano	other (b),(c)	Total
Revenue
Metal sales	$422.9	565.5	330.5	960.7	904.6	718.0	295.1	16.1	$4,213.4
Cost of sales
Production cost of sales	251.3	219.6	155.9	358.9	304.5	235.7	196.1	3.7	1,725.7
Depreciation, depletion and amortization	97.2	49.6	128.3	183.5	123.5	191.8	58.2	10.2	842.3
(Reversals of) impairment charges - net	—	—	—	—	27.8	(289.2)	(204.5)	(185.0)	(650.9)
Total cost of sales	348.5	269.2	284.2	542.4	455.8	138.3	49.8	(171.1)	1,917.1
Gross profit	$74.4	296.3	46.3	418.3	448.8	579.7	245.3	187.2	$2,296.3
Other operating expense (income)	2.6	3.9	5.2	11.3	32.5	73.4	(2.2)	59.8	186.5
Exploration and business development	4.8	5.6	6.5	—	5.8	2.0	9.4	58.4	92.5
General and administrative	—	—	—	—	—	—	—	117.9	117.9
Operating earnings (loss)	$67.0	286.8	34.6	407.0	410.5	504.3	238.1	(48.9)	$1,899.4
Other income - net									7.4
Finance income									4.3
Finance expense									(112.6)
Earnings before tax									$1,798.5

								Non-operating
	Operating segments							segments(a)
		Round	Bald					Corporate and
Year ended December 31, 2019:	Fort Knox	Mountain	Mountain	Paracatu	Kupol	Tasiast	Chirano	other(b),(c)	Total
Revenue
Metal sales	$279.6	502.2	249.2	856.3	734.4	532.8	281.6	61.2	$3,497.3
Cost of sales
Production cost of sales	213.7	250.6	136.6	412.3	314.1	230.4	189.7	31.5	1,778.9
Depreciation, depletion and amortization	90.3	39.8	79.5	163.4	125.1	130.2	92.6	10.4	731.3
Reversal of impairment charges	—	—	—	(200.7)	—	(161.1)	—	—	(361.8)
Total cost of sales	304.0	290.4	216.1	375.0	439.2	199.5	282.3	41.9	2,148.4
Gross profit (loss)	$(24.4)	211.8	33.1	481.3	295.2	333.3	(0.7)	19.3	$1,348.9
Other operating expense (income)	25.1	(0.3)	7.8	(10.9)	(8.9)	46.4	(0.9)	50.2	108.5
Exploration and business development	3.4	4.8	12.6	—	23.0	1.8	8.0	59.9	113.5
General and administrative	—	—	—	—	—	—	—	135.8	135.8
Operating earnings (loss)	$(52.9)	207.3	12.7	492.2	281.1	285.1	(7.8)	(226.6)	$991.1
Other income - net									72.7
Finance income									7.9
Finance expense									(107.9)
Earnings before tax									$963.8

								Non-operating
	Operating segments							segments(a)
		Round	Bald					Corporate and
	Fort Knox	Mountain	Mountain	Paracatu	Kupol	Tasiast	Chirano	other(b),(C)	Total
Property, plant and equipment at:
December 31, 2020	$488.7	774.6	635.7	1,718.8	271.2	2,277.3	332.7	1,154.5	$7,653.5

Total assets at:
December 31, 2020	$719.7	1,028.0	857.1	2,226.3	896.9	2,699.8	429.8	2,075.6	$10,933.2

Capital expenditures for year ended December 31, 2020 (d)	$150.1	180.6	129.1	161.3	32.9	302.2	23.4	82.3	$1,061.9

								Non-operating
	Operating segments							segments (a)
		Round	Bald					Corporate and
	Fort Knox	Mountain	Mountain	Paracatu	Kupol	Tasiast	Chirano	other(b),(c)	Total
Property, plant and equipment at:
December 31, 2019	$421.1	653.7	685.1	1,748.1	332.8	1,924.8	152.9	421.5	$6,340.0

Total assets at:
December 31, 2019	$633.2	846.8	862.5	2,024.0	1,053.4	2,312.5	255.0	1,088.6	$9,076.0

Capital expenditures for year ended December 31, 2019 (d)	$149.3	241.5	249.3	113.5	39.7	370.5	16.4	27.1	$1,207.3

(a)Non-operating segments include development and pre-development properties.

(b)Corporate and other includes corporate, shutdown and other non-operating assets (including Chulbatkan, Kettle River-Buckhorn, La Coipa, Lobo-Marte, Maricunga, and Peak).

(c)The Company suspended mining and crushing activities at Maricunga in the third quarter of 2016, however there was continued production through 2019 as ounces continued to be recovered from heap leach pads until the fourth quarter of 2019 when all processing activities transitioned to care and maintenance. As such the Maricunga segment was reclassified as non-operating within the Corporate and other segment in 2020. Accordingly, Corporate and other includes metal sales and operating (losses) earnings of Maricunga of $16.1 million and $(12.5) million, respectively, for the year ended December 31, 2020 ($61.2 million and $10.9 million, respectively, for the year ended December 31, 2019) as Maricunga continues to sell its remaining finished metals inventories.

(d)Segment capital expenditures are presented on an accrual basis. Additions to property, plant and equipment in the consolidated statements of cash flows are presented on a cash basis.

ii.           Geographic segments

The following table shows metal sales and property, plant and equipment by geographic region:

	Metal sales		Property, plant and equipment
	Years ended December 31,		As at December 31,
	2020	2019	2020	2019
Geographic information (a)
United States	$1,318.9	$1,031.0	$2,043.7	$1,765.0
Russian Federation	904.6	734.4	604.0	337.4
Brazil	960.7	856.3	1,721.5	1,749.3
Chile	16.1	61.2	653.5	394.1
Mauritania	718.0	532.8	2,289.2	1,932.4
Ghana	295.1	281.6	341.6	161.8
Total	$4,213.4	$3,497.3	$7,653.5	$6,340.0

(a)	Geographic location is determined based on location of the mining assets.

iii.        Significant customers

The following table represents sales to individual customers exceeding 10% of annual metal sales for the following periods:

		Round	Bald					Corporate
Year ended December 31, 2020:	Fort Knox	Mountain	Mountain	Paracatu	Kupol	Tasiast	Chirano	and other (a)	Total
Customer
1	$36.1	83.7	48.3	109.4	100.6	233.1	36.8	0.6	648.6
2	17.6	22.9	14.9	54.3	225.5	109.3	54.0	—	498.5
3	73.1	81.6	43.7	121.5	—	45.0	61.9	1.7	428.5
									$1,575.6
% of total metal sales									37.4%

(a)	The Corporate and other segment includes metal sales for Maricunga for the year ended December 31, 2020.

		Round	Bald					Corporate
Year ended December 31, 2019:	Fort Knox	Mountain	Mountain	Paracatu	Kupol	Tasiast	Chirano	and other (a)	Total
Customer
1	$11.3	56.3	17.0	59.4	145.4	175.5	51.7	0.7	517.3
2	31.5	49.0	40.4	76.8	55.8	78.5	57.8	8.0	397.8
3	24.2	14.5	16.7	181.1	—	66.6	47.8	4.1	355.0
									$1,270.1
% of total metal sales									36.3%

(a)	The Corporate and other segment includes metal sales for Maricunga for the year ended December 31, 2019.

The Company is not economically dependent on a limited number of customers for the sale of its product as gold can be sold through numerous commodity market traders worldwide.